SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Property and Equipment Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	5 - 14
Internal use software	3

Schedule of Other Intangible Assets Depreciation Rates
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years

Core technology	2 – 8
Customer relationships	3 - 8
Trademarks	2 - 12
Customer backlog	2 - 3

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2018 and 2017:

	Year ended December 31, 2018
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(1,070)	$1,134	$(32,978)	$(32,914)

Other comprehensive income (loss) before reclassifications	(592)	(8,630)	(9,261)	(18,483)
Amounts reclassified from accumulated other comprehensive income	-	4,781	-	4,781

Net current-period other comprehensive income (loss)	(592)	(3,849)	(9,261)	(13,702)

Ending balance	$(1,662)	$(2,715)	$(42,239)	$(46,616)

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(216)	$(101)	$(46,507)	$(46,824)

Other comprehensive income (loss) before reclassifications	(854)	6,821	13,529	19,496
Amounts reclassified from accumulated other comprehensive income	-	(5,586)	-	(5,586)

Net current-period other comprehensive income (loss)	(854)	1,235	13,529	13,910

Ending balance	$(1,070)	$1,134	$(32,978)	$(32,914)

Accounting Standards Update 2014-09 [Member]
Schedule of Cumulative Effects of Applying New Accounting Pronouncements
Select consolidated balance sheet line items, which reflect the adoption impact of the new standard, are as follows:

	December 31, 2018
	As Reported	Balances without adoption of ASC 606	Effect of Change Higher (Lower)

Assets:
Prepaid expenses and other current assets	$87,450	$91,671	$(4,221)
Other long-term assets	74,042	16,367	57,675
Deferred tax assets	12,309	12,356	(47)

Liabilities:
Deferred revenues and advances from customers	(256,499)	(285,367)	28,868
Accrued expenses and other liabilities	(373,908)	(368,681)	(5,227)
Deferred tax liabilities	(44,140)	(32,125)	(12,015)
Shareholders' Equity:	$2,016,613	$1,951,580	$65,033

Accounting Standards Update 2016-18 [Member]
Schedule of Cumulative Effects of Applying New Accounting Pronouncements
In accordance with ASC 606, the disclosure of the impact for the adoption of ASC 606 on the consolidated statement of income was as follows:

	Year ended December 31, 2018
	As Reported	Amounts without adoption of ASC 606	Effect of Change Higher (Lower)
Consolidated Statement of Income:
Total revenues	$1,444,519	$1,453,762	$(9,243)
Cost of revenues	496,815	497,479	(664)
Selling and marketing	370,659	384,142	(13,483)
Taxes on income	27,377	26,347	1,030
Net income	159,338	155,464	3,874
Earnings per share:
Basic	$2.60	$2.53	$(0.07)
Diluted	$2.52	$2.46	$(0.06)